Offsetting Financial Assets and Liabilities - Summary of Information about Impact of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	£ 40,052	£ 53,964
Amounts offset, Assets	(6,771)	(18,292)
Net amounts reported on the balance sheet, Assets	33,281	35,672
Financial instruments, Assets	(3,654)	(15,127)
Financial collateral, Assets	(22,811)	(13,914)
Net amount, Assets	6,816	6,631
Assets not subject to enforceable netting arrangements, Assets	199,465	198,557
Balance sheet total, Assets	232,746	234,229
Gross amounts, Liabilities	31,987	69,715
Amounts offset, Liabilities	(6,771)	(18,292)
Net amounts reported on the balance sheet, Liabilities	25,216	51,423
Financial instruments, Liabilities	(3,654)	(15,127)
Financial collateral, Liabilities	(11,104)	(28,678)
Net amount, Liabilities	10,458	7,618
Assets not subject to enforceable netting arrangements, Liabilities	184,484	189,126
Balance sheet total, Liabilities	209,700	240,549
Derivative Financial Liabilities [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Liabilities	3,187	27,839
Amounts offset, Liabilities	(1,872)	(10,479)
Net amounts reported on the balance sheet, Liabilities	1,315	17,360
Financial instruments, Liabilities	(933)	(14,772)
Financial collateral, Liabilities	(303)	(1,951)
Net amount, Liabilities	79	637
Assets not subject to enforceable netting arrangements, Liabilities	54	253
Balance sheet total, Liabilities	1,369	17,613
Amortised cost [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	24,733	2,614
Amounts offset, Assets	(3,606)
Net amounts reported on the balance sheet, Assets	21,127	2,614
Financial instruments, Assets	(2,721)
Financial collateral, Assets	(18,406)	(2,614)
Balance sheet total, Assets	21,127	2,614
Gross amounts, Liabilities	14,516	1,076
Amounts offset, Liabilities	(3,606)
Net amounts reported on the balance sheet, Liabilities	10,910	1,076
Financial instruments, Liabilities	(2,721)
Financial collateral, Liabilities	(8,189)	(1,076)
Balance sheet total, Liabilities	10,910	1,076
Fair Value [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	2,272	15,224
Amounts offset, Assets		(6,354)
Net amounts reported on the balance sheet, Assets	2,272	8,870
Financial instruments, Assets		(355)
Financial collateral, Assets	(2,272)	(8,515)
Balance sheet total, Assets	2,272	8,870
Gross amounts, Liabilities	2,110	31,858
Amounts offset, Liabilities		(6,354)
Net amounts reported on the balance sheet, Liabilities	2,110	25,504
Financial instruments, Liabilities		(355)
Financial collateral, Liabilities	(2,110)	(25,149)
Balance sheet total, Liabilities	2,110	25,504
Deposits by Customers and Banks [Member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Liabilities	12,174	8,942
Amounts offset, Liabilities	(1,293)	(1,459)
Net amounts reported on the balance sheet, Liabilities	10,881	7,483
Financial collateral, Liabilities	(502)	(502)
Net amount, Liabilities	10,379	6,981
Assets not subject to enforceable netting arrangements, Liabilities	184,430	188,873
Balance sheet total, Liabilities	195,311	196,356
Derivative Financial Instruments [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	7,026	30,155
Amounts offset, Assets	(1,872)	(10,479)
Net amounts reported on the balance sheet, Assets	5,154	19,676
Financial instruments, Assets	(933)	(14,772)
Financial collateral, Assets	(2,133)	(2,785)
Net amount, Assets	2,088	2,119
Assets not subject to enforceable netting arrangements, Assets	105	266
Balance sheet total, Assets	5,259	19,942
Loans and Advances to Customers [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	6,021	5,971
Amounts offset, Assets	(1,293)	(1,459)
Net amounts reported on the balance sheet, Assets	4,728	4,512
Net amount, Assets	4,728	4,512
Assets not subject to enforceable netting arrangements, Assets	199,360	198,291
Balance sheet total, Assets	£ 204,088	£ 202,803